Commitments and Contingencies - Time Charter-In (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) deadWeightTon	Dec. 31, 2019 USD ($)
Ultramax
Commitments and Contingencies [Line Items]
DWT | deadWeightTon	1,742,400
Ocean Tree Phoenix [Member]
Commitments and Contingencies [Line Items]
DWT	62,100
Daily Base Rate | $	$ 10,885	$ 10,885